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Nicole L. Molleur

(860) 723-2256
Fax: (860) 723-2215

August 15, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: ING USA Annuity and Life Insurance Company and its Separate Account B
Prospectus Title: Retirement Solutions - ING Rollover ChoiceSM Variable Annuity
File Nos.: 333-70600 and 811-05626
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Contract Prospectus Supplement contained in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 ("Amendment No. 8") for ING USA Annuity and Life Insurance Company and its Separate Account B (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 8 which was declared effective on August 15, 2005. The text of Amendment No. 8 was filed electronically on August 1, 2005.

If you have any questions, please call the undersigned at 860-723-2256 or Michael Pignatella at 860-723-2239. Sincerely, /s/ Nicole L. Molleur Nicole L. Molleur

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation